Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000029775
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Moderate Aggressive Portfolio Class A (including sales charges) ($22,887)
Accumulated Value	$ 9,425	$ 9,391	$ 9,874	$ 9,967	$ 10,069	$ 10,053	$ 10,357	$ 10,383	$ 10,438	$ 10,247	$ 10,351	$ 10,469		$ 10,673	$ 10,922	$ 11,009	$ 11,169	$ 11,338	$ 11,414	$ 11,670	$ 11,743	$ 11,906	$ 12,070	$ 12,281	$ 12,415	$ 12,902	$ 12,472	$ 12,326	$ 12,317	$ 12,470	$ 12,422	$ 12,682	$ 12,833	$ 12,854	$ 12,080	$ 12,181	$ 11,451	$ 12,195	$ 12,457	$ 12,616	$ 12,963	$ 12,375	$ 13,023	$ 13,066	$ 12,904	$ 13,047	$ 13,274	$ 13,566	$ 13,889	$ 13,843	$ 13,122	$ 11,626	$ 12,643	$ 13,151	$ 13,445	$ 14,000	$ 14,530	$ 14,173	$ 13,960	$ 15,189	$ 15,699	$ 15,628	$ 15,975	$ 16,300	$ 16,852	$ 16,997	$ 17,187	$ 17,278	$ 17,604	$ 17,023	$ 17,534	$ 17,167	$ 17,691	$ 17,052	$ 16,621	$ 16,646	$ 15,533	$ 15,589	$ 14,491	$ 15,338	$ 14,842	$ 13,603	$ 14,204	$ 15,038	$ 14,489	$ 15,359	$ 14,872	$ 15,299	$ 15,476	$ 15,402	$ 16,047	$ 16,413	$ 16,169	$ 15,533	$ 15,227	$ 16,328	$ 17,020	$ 17,128	$ 17,561	$ 17,978	$ 17,420	$ 18,117	$ 18,488	$ 18,741	$ 19,136	$ 19,454	$ 19,010	$ 19,660	$ 19,231	$ 19,692	$ 19,643	$ 18,994	$ 19,077	$ 19,770	$ 20,612	$ 20,903	$ 21,382	$ 21,952	$ 22,347	$ 22,450	$ 22,477	$ 22,887
C000029777
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Moderate Aggressive Portfolio Class C (including sales charges) ($22,520)
Accumulated Value	10,000	9,955	10,455	10,553	10,651	10,626	10,946	10,964	11,010	10,800	10,900	11,031		11,236	11,488	11,572	11,731	11,899	11,979	12,228	12,304	12,467	12,629	12,849	12,975	13,473	13,025	12,868	12,848	12,998	12,933	13,193	13,349	13,368	12,544	12,649	11,879	12,648	12,908	13,060	13,407	12,789	13,455	13,499	13,322	13,454	13,688	13,977	14,294	14,236	13,495	11,944	12,986	13,507	13,795	14,350	14,892	14,518	14,277	15,531	16,048	15,950	16,304	16,629	17,180	17,314	17,500	17,579	17,897	17,301	17,805	17,420	17,944	17,283	16,834	16,848	15,710	15,766	14,642	15,496	14,981	13,720	14,324	15,148	14,583	15,456	14,953	15,382	15,546	15,471	16,088	16,453	16,194	15,559	15,239	16,322	17,012	17,105	17,520	17,934	17,364	18,042	18,407	18,642	19,019	19,331	18,875	19,519	19,074	19,529	19,464	18,804	18,869	19,537	20,380	20,650	21,105	21,643	22,014	22,116	22,135	22,520
C000029778
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Moderate Aggressive Portfolio Class R ($23,682)
Accumulated Value	10,000	9,964	10,471	10,569	10,668	10,654	10,976	11,004	11,046	10,843	10,954	11,081		11,297	11,561	11,646	11,815	11,994	12,067	12,328	12,406	12,580	12,754	12,976	13,110	13,615	13,171	13,018	12,998	13,160	13,101	13,365	13,524	13,549	12,722	12,838	12,061	12,845	13,121	13,281	13,635	13,015	13,700	13,746	13,576	13,717	13,956	14,251	14,594	14,535	13,788	12,217	13,274	13,808	14,109	14,691	15,248	14,876	14,641	15,930	16,469	16,368	16,745	17,088	17,642	17,806	17,994	18,090	18,432	17,812	18,346	17,949	18,499	17,816	17,380	17,395	16,216	16,289	15,130	16,016	15,497	14,193	14,820	15,692	15,108	16,017	15,493	15,959	16,129	16,052	16,714	17,095	16,841	16,184	15,849	16,996	17,707	17,819	18,269	18,693	18,113	18,822	19,212	19,475	19,870	20,204	19,743	20,419	19,960	20,439	20,388	19,702	19,787	20,490	21,368	21,670	22,150	22,745	23,136	23,243	23,275	23,682
C000251871
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Moderate Aggressive Portfolio Class S ($24,354)
Accumulated Value	10,000	9,964	10,476	10,575	10,683	10,666	10,989	11,016	11,075	10,872	10,982	11,107		11,324	11,588	11,680	11,850	12,030	12,110	12,381	12,459	12,632	12,806	13,030	13,172	13,689	13,233	13,078	13,068	13,230	13,179	13,456	13,615	13,638	12,817	12,924	12,150	12,939	13,217	13,386	13,753	13,129	13,817	13,863	13,691	13,842	14,083	14,393	14,736	14,688	13,922	12,335	13,414	13,953	14,265	14,853	15,416	15,037	14,812	16,115	16,657	16,581	16,949	17,294	17,880	18,033	18,235	18,332	18,678	18,062	18,603	18,214	18,770	18,092	17,635	17,662	16,480	16,539	15,375	16,274	15,747	14,433	15,070	15,955	15,372	16,296	15,779	16,232	16,420	16,342	17,026	17,414	17,155	16,481	16,156	17,324	18,058	18,173	18,631	19,074	18,482	19,222	19,615	19,884	20,303	20,640	20,168	20,860	20,417	20,909	20,873	20,160	20,266	21,004	21,915	22,225	22,737	23,340	23,762	23,890	23,916	24,354
C000129843
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Moderate Aggressive Portfolio Institutional 3 Class ($25,118)
Accumulated Value	10,000	9,964	10,484	10,584	10,693	10,678	11,014	11,042	11,104	10,897	11,010	11,148		11,368	11,637	11,732	11,905	12,088	12,181	12,448	12,537	12,704	12,892	13,120	13,267	13,786	13,340	13,183	13,183	13,349	13,287	13,571	13,745	13,770	12,938	13,059	12,277	13,077	13,362	13,536	13,914	13,284	13,992	14,039	13,874	14,019	14,267	14,586	14,940	14,890	14,125	12,523	13,614	14,171	14,493	15,089	15,672	15,293	15,059	16,396	16,959	16,867	17,262	17,621	18,203	18,375	18,572	18,687	19,048	18,422	18,972	18,581	19,162	18,470	18,008	18,036	16,832	16,910	15,723	16,648	16,112	14,766	15,434	16,329	15,748	16,700	16,158	16,647	16,845	16,763	17,463	17,871	17,616	16,922	16,598	17,793	18,564	18,685	19,151	19,617	19,027	19,773	20,186	20,470	20,913	21,251	20,788	21,500	21,038	21,556	21,500	20,789	20,900	21,643	22,589	22,917	23,438	24,061	24,507	24,642	24,675	25,118
C000029779
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Moderate Aggressive Portfolio Institutional Class ($24,916)
Accumulated Value	10,000	9,973	10,484	10,592	10,691	10,681	11,004	11,041	11,097	10,894	11,005	11,137		11,355	11,620	11,719	11,890	12,071	12,159	12,422	12,510	12,682	12,868	13,092	13,234	13,754	13,305	13,158	13,147	13,311	13,258	13,536	13,708	13,739	12,900	13,019	12,236	13,044	13,324	13,492	13,863	13,233	13,936	13,994	13,820	13,970	14,214	14,527	14,883	14,835	14,072	12,473	13,554	14,113	14,426	15,022	15,606	15,218	14,989	16,312	16,872	16,794	17,181	17,529	18,112	18,280	18,483	18,596	18,948	18,333	18,870	18,489	19,052	18,361	17,911	17,934	16,730	16,821	15,630	16,546	16,009	14,679	15,329	16,233	15,647	16,590	16,063	16,535	16,728	16,647	17,341	17,754	17,489	16,811	16,479	17,674	18,419	18,536	19,023	19,471	18,882	19,623	20,037	20,313	20,743	21,084	20,618	21,343	20,872	21,374	21,339	20,627	20,717	21,472	22,403	22,720	23,243	23,860	24,291	24,422	24,468	24,916
C000029869
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Moderate Conservative Portfolio Class A (including sales charges) ($16,699)
Accumulated Value	9,424	9,424	9,775	9,858	9,905	9,942	10,133	10,152	10,170	10,046	10,027	10,116		10,222	10,376	10,423	10,539	10,665	10,686	10,823	10,891	10,966	11,044	11,142	11,226	11,427	11,156	11,118	11,098	11,188	11,154	11,299	11,392	11,387	10,980	11,032	10,708	11,128	11,267	11,407	11,580	11,364	11,726	11,758	11,769	11,824	11,945	12,077	12,209	12,298	12,007	11,093	11,712	12,027	12,229	12,553	12,796	12,602	12,439	13,112	13,402	13,343	13,450	13,608	13,881	13,976	14,075	14,211	14,372	14,048	14,246	14,110	14,368	13,941	13,695	13,531	12,817	12,882	12,255	12,797	12,431	11,622	11,839	12,396	12,110	12,701	12,344	12,676	12,800	12,662	12,915	13,084	12,957	12,548	12,294	13,044	13,563	13,620	13,734	13,970	13,581	13,984	14,184	14,459	14,735	14,956	14,591	14,927	14,627	14,863	14,981	14,712	14,786	15,038	15,487	15,577	15,893	16,209	16,405	16,481	16,500	16,699
C000029871
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Moderate Conservative Portfolio Class C (including sales charges) ($16,448)
Accumulated Value	10,000	10,000	10,368	10,448	10,488	10,528	10,723	10,733	10,742	10,609	10,579	10,664		10,767	10,932	10,971	11,085	11,209	11,220	11,366	11,428	11,496	11,569	11,673	11,751	11,943	11,666	11,614	11,582	11,667	11,630	11,773	11,861	11,843	11,414	11,469	11,127	11,557	11,682	11,830	11,989	11,762	12,142	12,154	12,165	12,211	12,326	12,453	12,591	12,673	12,356	11,423	12,045	12,363	12,563	12,876	13,118	12,915	12,746	13,434	13,711	13,649	13,735	13,898	14,169	14,255	14,343	14,484	14,625	14,287	14,492	14,338	14,590	14,149	13,895	13,712	12,976	13,043	12,398	12,942	12,552	11,736	11,945	12,504	12,200	12,794	12,426	12,758	12,871	12,730	12,978	13,137	12,993	12,579	12,319	13,055	13,575	13,619	13,721	13,949	13,554	13,949	14,141	14,406	14,671	14,882	14,513	14,838	14,521	14,744	14,864	14,579	14,654	14,879	15,319	15,395	15,698	16,001	16,184	16,245	16,263	16,448
C000029872
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Moderate Conservative Portfolio Class R ($17,263)
Accumulated Value	10,000	10,000	10,365	10,454	10,493	10,536	10,738	10,748	10,771	10,639	10,609	10,697		10,809	10,981	11,024	11,146	11,269	11,295	11,439	11,511	11,583	11,655	11,769	11,850	12,051	11,776	11,718	11,697	11,792	11,759	11,912	11,999	11,997	11,569	11,624	11,276	11,717	11,852	12,003	12,173	11,947	12,330	12,365	12,376	12,426	12,553	12,680	12,822	12,916	12,598	11,644	12,292	12,622	12,826	13,165	13,408	13,208	13,038	13,743	14,037	13,976	14,087	14,244	14,529	14,628	14,722	14,864	15,032	14,684	14,904	14,749	15,009	14,563	14,307	14,127	13,383	13,451	12,788	13,352	12,958	12,121	12,347	12,927	12,621	13,236	12,864	13,216	13,331	13,187	13,456	13,617	13,486	13,053	12,788	13,567	14,112	14,156	14,275	14,510	14,107	14,525	14,738	15,009	15,294	15,514	15,136	15,498	15,178	15,407	15,529	15,257	15,334	15,579	16,049	16,126	16,453	16,784	16,987	17,050	17,074	17,263
C000029873
Account Value [Line Items]
Line Graph and Table Measure Name													Columbia Capital Allocation Moderate Conservative Portfolio Institutional Class ($18,160)
Accumulated Value	10,000	10,010	10,383	10,474	10,524	10,571	10,776	10,786	10,813	10,689	10,668	10,761		10,875	11,041	11,088	11,224	11,349	11,379	11,527	11,611	11,688	11,773	11,879	11,967	12,184	11,902	11,857	11,846	11,944	11,914	12,072	12,173	12,163	11,734	11,790	11,447	11,902	12,053	12,201	12,388	12,154	12,554	12,590	12,614	12,670	12,801	12,932	13,084	13,182	12,864	11,902	12,564	12,907	13,123	13,477	13,742	13,526	13,361	14,083	14,396	14,344	14,448	14,617	14,928	15,032	15,136	15,286	15,462	15,117	15,334	15,198	15,464	15,023	14,754	14,582	13,813	13,885	13,219	13,800	13,398	12,531	12,786	13,369	13,077	13,713	13,334	13,694	13,831	13,694	13,966	14,152	14,013	13,571	13,305	14,117	14,684	14,747	14,858	15,127	14,697	15,143	15,373	15,678	15,967	16,206	15,818	16,206	15,868	16,129	16,260	15,972	16,054	16,334	16,826	16,926	17,260	17,621	17,840	17,907	17,956	18,160
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Blended Benchmark - 50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													50% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)
Accumulated Value	10,000	10,001	10,505	10,589	10,660	10,711	11,029	11,049	11,076	10,902	11,013	11,169		11,341	11,610	11,658	11,794	11,948	12,000	12,197	12,258	12,418	12,594	12,795	12,921	13,323	12,943	12,807	12,827	12,991	12,988	13,251	13,471	13,462	12,764	12,938	12,337	13,045	13,309	13,509	13,833	13,358	14,006	14,095	14,011	14,162	14,409	14,697	15,004	15,033	14,333	13,018	14,102	14,572	14,871	15,468	16,082	15,731	15,488	16,795	17,320	17,246	17,473	17,737	18,318	18,462	18,716	18,898	19,213	18,630	19,314	19,057	19,532	18,696	18,327	18,438	17,195	17,239	16,205	17,183	16,612	15,338	15,959	16,876	16,346	17,282	16,834	17,276	17,447	17,323	18,005	18,435	18,091	17,413	16,981	18,269	19,132	19,190	19,692	20,163	19,491	20,151	20,532	20,955	21,375	21,783	21,346	22,086	21,569	22,083	22,091	21,447	21,519	22,291	23,091	23,312	23,794	24,424	24,819	24,892	24,988	25,433
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Blended Benchmark - 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Ind
Account Value [Line Items]
Line Graph and Table Measure Name													49% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
Accumulated Value	10,000	10,000	10,531	10,640	10,711	10,757	11,091	11,129	11,162	10,996	11,113	11,284		11,469	11,744	11,795	11,938	12,097	12,151	12,358	12,411	12,585	12,766	12,966	13,092	13,515	13,129	12,980	13,016	13,169	13,168	13,443	13,660	13,662	12,946	13,108	12,470	13,211	13,492	13,686	14,025	13,519	14,182	14,271	14,165	14,329	14,581	14,872	15,201	15,210	14,467	13,039	14,139	14,647	14,949	15,570	16,206	15,842	15,597	16,958	17,504	17,433	17,685	17,972	18,562	18,714	18,970	19,159	19,483	18,908	19,594	19,310	19,826	18,967	18,597	18,729	17,473	17,515	16,400	17,428	16,846	15,562	16,237	17,161	16,632	17,594	17,159	17,592	17,777	17,643	18,357	18,810	18,468	17,794	17,355	18,672	19,555	19,623	20,148	20,635	19,969	20,639	21,013	21,448	21,885	22,296	21,865	22,614	22,100	22,650	22,647	21,981	22,066	22,889	23,702	23,926	24,432	25,061	25,448	25,532	25,650	26,113
Columbia Threadneedle: Blended Benchmark - 50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													50% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)
Accumulated Value	10,000	10,001	10,505	10,589	10,660	10,711	11,029	11,049	11,076	10,902	11,013	11,169		11,341	11,610	11,658	11,794	11,948	12,000	12,197	12,258	12,418	12,594	12,795	12,921	13,323	12,943	12,807	12,827	12,991	12,988	13,251	13,471	13,462	12,764	12,938	12,337	13,045	13,309	13,509	13,833	13,358	14,006	14,095	14,011	14,162	14,409	14,697	15,004	15,033	14,333	13,018	14,102	14,572	14,871	15,468	16,082	15,731	15,488	16,795	17,320	17,246	17,473	17,737	18,318	18,462	18,716	18,898	19,213	18,630	19,314	19,057	19,532	18,696	18,327	18,438	17,195	17,239	16,205	17,183	16,612	15,338	15,959	16,876	16,346	17,282	16,834	17,276	17,447	17,323	18,005	18,435	18,091	17,413	16,981	18,269	19,132	19,190	19,692	20,163	19,491	20,151	20,532	20,955	21,375	21,783	21,346	22,086	21,569	22,083	22,091	21,447	21,519	22,291	23,091	23,312	23,794	24,424	24,819	24,892	24,988	25,433
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Blended Benchmark - 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Ind
Account Value [Line Items]
Line Graph and Table Measure Name													49% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
Accumulated Value	10,000	10,000	10,531	10,640	10,711	10,757	11,091	11,129	11,162	10,996	11,113	11,284		11,469	11,744	11,795	11,938	12,097	12,151	12,358	12,411	12,585	12,766	12,966	13,092	13,515	13,129	12,980	13,016	13,169	13,168	13,443	13,660	13,662	12,946	13,108	12,470	13,211	13,492	13,686	14,025	13,519	14,182	14,271	14,165	14,329	14,581	14,872	15,201	15,210	14,467	13,039	14,139	14,647	14,949	15,570	16,206	15,842	15,597	16,958	17,504	17,433	17,685	17,972	18,562	18,714	18,970	19,159	19,483	18,908	19,594	19,310	19,826	18,967	18,597	18,729	17,473	17,515	16,400	17,428	16,846	15,562	16,237	17,161	16,632	17,594	17,159	17,592	17,777	17,643	18,357	18,810	18,468	17,794	17,355	18,672	19,555	19,623	20,148	20,635	19,969	20,639	21,013	21,448	21,885	22,296	21,865	22,614	22,100	22,650	22,647	21,981	22,066	22,889	23,702	23,926	24,432	25,061	25,448	25,532	25,650	26,113
Columbia Threadneedle: Blended Benchmark - 50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													50% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)
Accumulated Value	10,000	10,001	10,505	10,589	10,660	10,711	11,029	11,049	11,076	10,902	11,013	11,169		11,341	11,610	11,658	11,794	11,948	12,000	12,197	12,258	12,418	12,594	12,795	12,921	13,323	12,943	12,807	12,827	12,991	12,988	13,251	13,471	13,462	12,764	12,938	12,337	13,045	13,309	13,509	13,833	13,358	14,006	14,095	14,011	14,162	14,409	14,697	15,004	15,033	14,333	13,018	14,102	14,572	14,871	15,468	16,082	15,731	15,488	16,795	17,320	17,246	17,473	17,737	18,318	18,462	18,716	18,898	19,213	18,630	19,314	19,057	19,532	18,696	18,327	18,438	17,195	17,239	16,205	17,183	16,612	15,338	15,959	16,876	16,346	17,282	16,834	17,276	17,447	17,323	18,005	18,435	18,091	17,413	16,981	18,269	19,132	19,190	19,692	20,163	19,491	20,151	20,532	20,955	21,375	21,783	21,346	22,086	21,569	22,083	22,091	21,447	21,519	22,291	23,091	23,312	23,794	24,424	24,819	24,892	24,988	25,433
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Blended Benchmark - 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Ind
Account Value [Line Items]
Line Graph and Table Measure Name													49% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
Accumulated Value	10,000	10,000	10,531	10,640	10,711	10,757	11,091	11,129	11,162	10,996	11,113	11,284		11,469	11,744	11,795	11,938	12,097	12,151	12,358	12,411	12,585	12,766	12,966	13,092	13,515	13,129	12,980	13,016	13,169	13,168	13,443	13,660	13,662	12,946	13,108	12,470	13,211	13,492	13,686	14,025	13,519	14,182	14,271	14,165	14,329	14,581	14,872	15,201	15,210	14,467	13,039	14,139	14,647	14,949	15,570	16,206	15,842	15,597	16,958	17,504	17,433	17,685	17,972	18,562	18,714	18,970	19,159	19,483	18,908	19,594	19,310	19,826	18,967	18,597	18,729	17,473	17,515	16,400	17,428	16,846	15,562	16,237	17,161	16,632	17,594	17,159	17,592	17,777	17,643	18,357	18,810	18,468	17,794	17,355	18,672	19,555	19,623	20,148	20,635	19,969	20,639	21,013	21,448	21,885	22,296	21,865	22,614	22,100	22,650	22,647	21,981	22,066	22,889	23,702	23,926	24,432	25,061	25,448	25,532	25,650	26,113
Columbia Threadneedle: Blended Benchmark - 50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													50% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)
Accumulated Value	10,000	10,001	10,505	10,589	10,660	10,711	11,029	11,049	11,076	10,902	11,013	11,169		11,341	11,610	11,658	11,794	11,948	12,000	12,197	12,258	12,418	12,594	12,795	12,921	13,323	12,943	12,807	12,827	12,991	12,988	13,251	13,471	13,462	12,764	12,938	12,337	13,045	13,309	13,509	13,833	13,358	14,006	14,095	14,011	14,162	14,409	14,697	15,004	15,033	14,333	13,018	14,102	14,572	14,871	15,468	16,082	15,731	15,488	16,795	17,320	17,246	17,473	17,737	18,318	18,462	18,716	18,898	19,213	18,630	19,314	19,057	19,532	18,696	18,327	18,438	17,195	17,239	16,205	17,183	16,612	15,338	15,959	16,876	16,346	17,282	16,834	17,276	17,447	17,323	18,005	18,435	18,091	17,413	16,981	18,269	19,132	19,190	19,692	20,163	19,491	20,151	20,532	20,955	21,375	21,783	21,346	22,086	21,569	22,083	22,091	21,447	21,519	22,291	23,091	23,312	23,794	24,424	24,819	24,892	24,988	25,433
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Blended Benchmark - 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Ind
Account Value [Line Items]
Line Graph and Table Measure Name													49% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
Accumulated Value	10,000	10,000	10,531	10,640	10,711	10,757	11,091	11,129	11,162	10,996	11,113	11,284		11,469	11,744	11,795	11,938	12,097	12,151	12,358	12,411	12,585	12,766	12,966	13,092	13,515	13,129	12,980	13,016	13,169	13,168	13,443	13,660	13,662	12,946	13,108	12,470	13,211	13,492	13,686	14,025	13,519	14,182	14,271	14,165	14,329	14,581	14,872	15,201	15,210	14,467	13,039	14,139	14,647	14,949	15,570	16,206	15,842	15,597	16,958	17,504	17,433	17,685	17,972	18,562	18,714	18,970	19,159	19,483	18,908	19,594	19,310	19,826	18,967	18,597	18,729	17,473	17,515	16,400	17,428	16,846	15,562	16,237	17,161	16,632	17,594	17,159	17,592	17,777	17,643	18,357	18,810	18,468	17,794	17,355	18,672	19,555	19,623	20,148	20,635	19,969	20,639	21,013	21,448	21,885	22,296	21,865	22,614	22,100	22,650	22,647	21,981	22,066	22,889	23,702	23,926	24,432	25,061	25,448	25,532	25,650	26,113
Columbia Threadneedle: Blended Benchmark - 50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													50% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)
Accumulated Value	10,000	10,001	10,505	10,589	10,660	10,711	11,029	11,049	11,076	10,902	11,013	11,169		11,341	11,610	11,658	11,794	11,948	12,000	12,197	12,258	12,418	12,594	12,795	12,921	13,323	12,943	12,807	12,827	12,991	12,988	13,251	13,471	13,462	12,764	12,938	12,337	13,045	13,309	13,509	13,833	13,358	14,006	14,095	14,011	14,162	14,409	14,697	15,004	15,033	14,333	13,018	14,102	14,572	14,871	15,468	16,082	15,731	15,488	16,795	17,320	17,246	17,473	17,737	18,318	18,462	18,716	18,898	19,213	18,630	19,314	19,057	19,532	18,696	18,327	18,438	17,195	17,239	16,205	17,183	16,612	15,338	15,959	16,876	16,346	17,282	16,834	17,276	17,447	17,323	18,005	18,435	18,091	17,413	16,981	18,269	19,132	19,190	19,692	20,163	19,491	20,151	20,532	20,955	21,375	21,783	21,346	22,086	21,569	22,083	22,091	21,447	21,519	22,291	23,091	23,312	23,794	24,424	24,819	24,892	24,988	25,433
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Blended Benchmark - 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Ind
Account Value [Line Items]
Line Graph and Table Measure Name													49% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
Accumulated Value	10,000	10,000	10,531	10,640	10,711	10,757	11,091	11,129	11,162	10,996	11,113	11,284		11,469	11,744	11,795	11,938	12,097	12,151	12,358	12,411	12,585	12,766	12,966	13,092	13,515	13,129	12,980	13,016	13,169	13,168	13,443	13,660	13,662	12,946	13,108	12,470	13,211	13,492	13,686	14,025	13,519	14,182	14,271	14,165	14,329	14,581	14,872	15,201	15,210	14,467	13,039	14,139	14,647	14,949	15,570	16,206	15,842	15,597	16,958	17,504	17,433	17,685	17,972	18,562	18,714	18,970	19,159	19,483	18,908	19,594	19,310	19,826	18,967	18,597	18,729	17,473	17,515	16,400	17,428	16,846	15,562	16,237	17,161	16,632	17,594	17,159	17,592	17,777	17,643	18,357	18,810	18,468	17,794	17,355	18,672	19,555	19,623	20,148	20,635	19,969	20,639	21,013	21,448	21,885	22,296	21,865	22,614	22,100	22,650	22,647	21,981	22,066	22,889	23,702	23,926	24,432	25,061	25,448	25,532	25,650	26,113
Columbia Threadneedle: Blended Benchmark - 50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													50% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 35% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE + Emerging Markets Index (Net) ($25,433)
Accumulated Value	10,000	10,001	10,505	10,589	10,660	10,711	11,029	11,049	11,076	10,902	11,013	11,169		11,341	11,610	11,658	11,794	11,948	12,000	12,197	12,258	12,418	12,594	12,795	12,921	13,323	12,943	12,807	12,827	12,991	12,988	13,251	13,471	13,462	12,764	12,938	12,337	13,045	13,309	13,509	13,833	13,358	14,006	14,095	14,011	14,162	14,409	14,697	15,004	15,033	14,333	13,018	14,102	14,572	14,871	15,468	16,082	15,731	15,488	16,795	17,320	17,246	17,473	17,737	18,318	18,462	18,716	18,898	19,213	18,630	19,314	19,057	19,532	18,696	18,327	18,438	17,195	17,239	16,205	17,183	16,612	15,338	15,959	16,876	16,346	17,282	16,834	17,276	17,447	17,323	18,005	18,435	18,091	17,413	16,981	18,269	19,132	19,190	19,692	20,163	19,491	20,151	20,532	20,955	21,375	21,783	21,346	22,086	21,569	22,083	22,091	21,447	21,519	22,291	23,091	23,312	23,794	24,424	24,819	24,892	24,988	25,433
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index ($12,047)
Accumulated Value	10,000	10,071	10,163	10,202	10,205	10,388	10,454	10,442	10,436	10,356	10,111	10,125		10,145	10,213	10,208	10,287	10,366	10,356	10,400	10,493	10,444	10,450	10,436	10,484	10,363	10,265	10,331	10,254	10,327	10,315	10,317	10,383	10,317	10,235	10,296	10,485	10,597	10,590	10,794	10,797	10,988	11,126	11,151	11,440	11,379	11,413	11,407	11,399	11,619	11,828	11,758	11,967	12,023	12,099	12,279	12,180	12,173	12,119	12,238	12,255	12,167	11,991	11,842	11,935	11,974	12,058	12,193	12,170	12,065	12,061	12,097	12,066	11,806	11,674	11,350	10,919	10,990	10,817	11,082	10,768	10,303	10,170	10,544	10,496	10,819	10,539	10,807	10,873	10,754	10,716	10,708	10,640	10,370	10,206	10,668	11,076	11,046	10,890	10,991	10,713	10,895	10,998	11,255	11,416	11,569	11,282	11,402	11,215	11,274	11,522	11,527	11,572	11,489	11,666	11,635	11,774	11,903	11,977	12,052	12,034	12,047
Columbia Threadneedle: Blended Benchmark - 49% Russell 3000® Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Ind
Account Value [Line Items]
Line Graph and Table Measure Name													49% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index, 4% MSCI Emerging Markets Index (Net) ($26,113)
Accumulated Value	10,000	10,000	10,531	10,640	10,711	10,757	11,091	11,129	11,162	10,996	11,113	11,284		11,469	11,744	11,795	11,938	12,097	12,151	12,358	12,411	12,585	12,766	12,966	13,092	13,515	13,129	12,980	13,016	13,169	13,168	13,443	13,660	13,662	12,946	13,108	12,470	13,211	13,492	13,686	14,025	13,519	14,182	14,271	14,165	14,329	14,581	14,872	15,201	15,210	14,467	13,039	14,139	14,647	14,949	15,570	16,206	15,842	15,597	16,958	17,504	17,433	17,685	17,972	18,562	18,714	18,970	19,159	19,483	18,908	19,594	19,310	19,826	18,967	18,597	18,729	17,473	17,515	16,400	17,428	16,846	15,562	16,237	17,161	16,632	17,594	17,159	17,592	17,777	17,643	18,357	18,810	18,468	17,794	17,355	18,672	19,555	19,623	20,148	20,635	19,969	20,639	21,013	21,448	21,885	22,296	21,865	22,614	22,100	22,650	22,647	21,981	22,066	22,889	23,702	23,926	24,432	25,061	25,448	25,532	25,650	26,113
Columbia Threadneedle: Blended Benchmark - 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 10% MSCI EAFE + Emerging Markets Index (Net) ($19,188)
Accumulated Value	10,000	10,027	10,374	10,442	10,483	10,585	10,805	10,813	10,827	10,692	10,655	10,754		10,866	11,051	11,079	11,193	11,318	11,343	11,478	11,553	11,624	11,728	11,836	11,929	12,105	11,848	11,800	11,779	11,899	11,890	12,038	12,186	12,151	11,725	11,850	11,599	12,055	12,201	12,403	12,586	12,407	12,836	12,895	12,975	13,035	13,192	13,348	13,518	13,631	13,335	12,552	13,275	13,569	13,776	14,194	14,493	14,297	14,136	14,925	15,222	15,141	15,178	15,243	15,594	15,692	15,863	16,022	16,173	15,819	16,169	16,052	16,282	15,721	15,463	15,351	14,493	14,553	13,928	14,570	14,114	13,213	13,470	14,145	13,852	14,506	14,129	14,495	14,618	14,488	14,817	15,031	14,818	14,334	14,027	14,925	15,578	15,588	15,751	16,039	15,557	15,981	16,221	16,573	16,870	17,155	16,774	17,190	16,836	17,118	17,271	16,972	17,038	17,365	17,849	17,932	18,244	18,618	18,848	18,926	18,965	19,188
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Blended Benchmark - 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Inde
Account Value [Line Items]
Line Graph and Table Measure Name													55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index ($18,532)
Accumulated Value	10,000	10,025	10,338	10,422	10,467	10,549	10,756	10,768	10,784	10,659	10,622	10,726		10,826	10,992	11,017	11,126	11,244	11,264	11,381	11,443	11,516	11,604	11,697	11,777	11,920	11,691	11,650	11,641	11,750	11,752	11,888	12,023	11,999	11,623	11,717	11,492	11,908	12,051	12,238	12,407	12,262	12,650	12,705	12,794	12,851	12,988	13,129	13,274	13,388	13,120	12,383	13,030	13,322	13,494	13,862	14,131	13,954	13,794	14,522	14,777	14,689	14,722	14,789	15,100	15,191	15,342	15,517	15,644	15,346	15,646	15,537	15,759	15,242	15,016	14,912	14,140	14,197	13,603	14,218	13,782	12,980	13,243	13,842	13,596	14,197	13,875	14,207	14,339	14,210	14,506	14,690	14,519	14,085	13,809	14,638	15,249	15,281	15,406	15,672	15,234	15,628	15,824	16,165	16,448	16,688	16,344	16,726	16,407	16,681	16,839	16,576	16,654	16,947	17,366	17,425	17,725	18,032	18,219	18,312	18,353	18,532
Columbia Threadneedle: Blended Benchmark - 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 10% MSCI EAFE + Emerging Markets Index (Net) ($19,188)
Accumulated Value	10,000	10,027	10,374	10,442	10,483	10,585	10,805	10,813	10,827	10,692	10,655	10,754		10,866	11,051	11,079	11,193	11,318	11,343	11,478	11,553	11,624	11,728	11,836	11,929	12,105	11,848	11,800	11,779	11,899	11,890	12,038	12,186	12,151	11,725	11,850	11,599	12,055	12,201	12,403	12,586	12,407	12,836	12,895	12,975	13,035	13,192	13,348	13,518	13,631	13,335	12,552	13,275	13,569	13,776	14,194	14,493	14,297	14,136	14,925	15,222	15,141	15,178	15,243	15,594	15,692	15,863	16,022	16,173	15,819	16,169	16,052	16,282	15,721	15,463	15,351	14,493	14,553	13,928	14,570	14,114	13,213	13,470	14,145	13,852	14,506	14,129	14,495	14,618	14,488	14,817	15,031	14,818	14,334	14,027	14,925	15,578	15,588	15,751	16,039	15,557	15,981	16,221	16,573	16,870	17,155	16,774	17,190	16,836	17,118	17,271	16,972	17,038	17,365	17,849	17,932	18,244	18,618	18,848	18,926	18,965	19,188
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Blended Benchmark - 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Inde
Account Value [Line Items]
Line Graph and Table Measure Name													55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index ($18,532)
Accumulated Value	10,000	10,025	10,338	10,422	10,467	10,549	10,756	10,768	10,784	10,659	10,622	10,726		10,826	10,992	11,017	11,126	11,244	11,264	11,381	11,443	11,516	11,604	11,697	11,777	11,920	11,691	11,650	11,641	11,750	11,752	11,888	12,023	11,999	11,623	11,717	11,492	11,908	12,051	12,238	12,407	12,262	12,650	12,705	12,794	12,851	12,988	13,129	13,274	13,388	13,120	12,383	13,030	13,322	13,494	13,862	14,131	13,954	13,794	14,522	14,777	14,689	14,722	14,789	15,100	15,191	15,342	15,517	15,644	15,346	15,646	15,537	15,759	15,242	15,016	14,912	14,140	14,197	13,603	14,218	13,782	12,980	13,243	13,842	13,596	14,197	13,875	14,207	14,339	14,210	14,506	14,690	14,519	14,085	13,809	14,638	15,249	15,281	15,406	15,672	15,234	15,628	15,824	16,165	16,448	16,688	16,344	16,726	16,407	16,681	16,839	16,576	16,654	16,947	17,366	17,425	17,725	18,032	18,219	18,312	18,353	18,532
Columbia Threadneedle: Blended Benchmark - 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 10% MSCI EAFE + Emerging Markets Index (Net) ($19,188)
Accumulated Value	10,000	10,027	10,374	10,442	10,483	10,585	10,805	10,813	10,827	10,692	10,655	10,754		10,866	11,051	11,079	11,193	11,318	11,343	11,478	11,553	11,624	11,728	11,836	11,929	12,105	11,848	11,800	11,779	11,899	11,890	12,038	12,186	12,151	11,725	11,850	11,599	12,055	12,201	12,403	12,586	12,407	12,836	12,895	12,975	13,035	13,192	13,348	13,518	13,631	13,335	12,552	13,275	13,569	13,776	14,194	14,493	14,297	14,136	14,925	15,222	15,141	15,178	15,243	15,594	15,692	15,863	16,022	16,173	15,819	16,169	16,052	16,282	15,721	15,463	15,351	14,493	14,553	13,928	14,570	14,114	13,213	13,470	14,145	13,852	14,506	14,129	14,495	14,618	14,488	14,817	15,031	14,818	14,334	14,027	14,925	15,578	15,588	15,751	16,039	15,557	15,981	16,221	16,573	16,870	17,155	16,774	17,190	16,836	17,118	17,271	16,972	17,038	17,365	17,849	17,932	18,244	18,618	18,848	18,926	18,965	19,188
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Blended Benchmark - 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Inde
Account Value [Line Items]
Line Graph and Table Measure Name													55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index ($18,532)
Accumulated Value	10,000	10,025	10,338	10,422	10,467	10,549	10,756	10,768	10,784	10,659	10,622	10,726		10,826	10,992	11,017	11,126	11,244	11,264	11,381	11,443	11,516	11,604	11,697	11,777	11,920	11,691	11,650	11,641	11,750	11,752	11,888	12,023	11,999	11,623	11,717	11,492	11,908	12,051	12,238	12,407	12,262	12,650	12,705	12,794	12,851	12,988	13,129	13,274	13,388	13,120	12,383	13,030	13,322	13,494	13,862	14,131	13,954	13,794	14,522	14,777	14,689	14,722	14,789	15,100	15,191	15,342	15,517	15,644	15,346	15,646	15,537	15,759	15,242	15,016	14,912	14,140	14,197	13,603	14,218	13,782	12,980	13,243	13,842	13,596	14,197	13,875	14,207	14,339	14,210	14,506	14,690	14,519	14,085	13,809	14,638	15,249	15,281	15,406	15,672	15,234	15,628	15,824	16,165	16,448	16,688	16,344	16,726	16,407	16,681	16,839	16,576	16,654	16,947	17,366	17,425	17,725	18,032	18,219	18,312	18,353	18,532
Columbia Threadneedle: Blended Benchmark - 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000® Index, 10% MSCI EAFE + Eme
Account Value [Line Items]
Line Graph and Table Measure Name													60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 10% MSCI EAFE + Emerging Markets Index (Net) ($19,188)
Accumulated Value	10,000	10,027	10,374	10,442	10,483	10,585	10,805	10,813	10,827	10,692	10,655	10,754		10,866	11,051	11,079	11,193	11,318	11,343	11,478	11,553	11,624	11,728	11,836	11,929	12,105	11,848	11,800	11,779	11,899	11,890	12,038	12,186	12,151	11,725	11,850	11,599	12,055	12,201	12,403	12,586	12,407	12,836	12,895	12,975	13,035	13,192	13,348	13,518	13,631	13,335	12,552	13,275	13,569	13,776	14,194	14,493	14,297	14,136	14,925	15,222	15,141	15,178	15,243	15,594	15,692	15,863	16,022	16,173	15,819	16,169	16,052	16,282	15,721	15,463	15,351	14,493	14,553	13,928	14,570	14,114	13,213	13,470	14,145	13,852	14,506	14,129	14,495	14,618	14,488	14,817	15,031	14,818	14,334	14,027	14,925	15,578	15,588	15,751	16,039	15,557	15,981	16,221	16,573	16,870	17,155	16,774	17,190	16,836	17,118	17,271	16,972	17,038	17,365	17,849	17,932	18,244	18,618	18,848	18,926	18,965	19,188
Columbia Threadneedle: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($40,910)
Accumulated Value	10,000	9,997	10,701	10,767	10,960	10,982	11,418	11,447	11,465	11,217	11,719	11,948		12,173	12,625	12,634	12,768	12,898	13,015	13,260	13,286	13,610	13,907	14,329	14,472	15,235	14,674	14,379	14,434	14,841	14,938	15,434	15,976	16,002	14,824	15,121	13,714	14,891	15,414	15,640	16,264	15,212	16,280	16,522	16,185	16,469	16,824	17,463	17,968	17,948	16,478	14,212	16,095	16,955	17,343	18,328	19,656	18,940	18,531	20,785	21,721	21,624	22,300	23,099	24,290	24,401	25,002	25,425	26,150	24,977	26,666	26,260	27,294	25,688	25,041	25,854	23,533	23,502	21,536	23,556	22,677	20,574	22,261	23,423	22,052	23,571	23,020	23,635	23,887	23,980	25,618	26,536	26,024	24,784	24,127	26,377	27,776	28,084	29,604	30,559	29,214	30,594	31,542	32,128	32,827	33,506	33,260	35,473	34,389	35,474	34,794	32,765	32,545	34,608	36,366	37,167	38,027	39,339	40,183	40,293	40,285	40,910
Columbia Threadneedle: Blended Benchmark - 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000® Index, 9% MSCI EAFE Inde
Account Value [Line Items]
Line Graph and Table Measure Name													55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index ($18,532)
Accumulated Value	$ 10,000	$ 10,025	$ 10,338	$ 10,422	$ 10,467	$ 10,549	$ 10,756	$ 10,768	$ 10,784	$ 10,659	$ 10,622	$ 10,726		$ 10,826	$ 10,992	$ 11,017	$ 11,126	$ 11,244	$ 11,264	$ 11,381	$ 11,443	$ 11,516	$ 11,604	$ 11,697	$ 11,777	$ 11,920	$ 11,691	$ 11,650	$ 11,641	$ 11,750	$ 11,752	$ 11,888	$ 12,023	$ 11,999	$ 11,623	$ 11,717	$ 11,492	$ 11,908	$ 12,051	$ 12,238	$ 12,407	$ 12,262	$ 12,650	$ 12,705	$ 12,794	$ 12,851	$ 12,988	$ 13,129	$ 13,274	$ 13,388	$ 13,120	$ 12,383	$ 13,030	$ 13,322	$ 13,494	$ 13,862	$ 14,131	$ 13,954	$ 13,794	$ 14,522	$ 14,777	$ 14,689	$ 14,722	$ 14,789	$ 15,100	$ 15,191	$ 15,342	$ 15,517	$ 15,644	$ 15,346	$ 15,646	$ 15,537	$ 15,759	$ 15,242	$ 15,016	$ 14,912	$ 14,140	$ 14,197	$ 13,603	$ 14,218	$ 13,782	$ 12,980	$ 13,243	$ 13,842	$ 13,596	$ 14,197	$ 13,875	$ 14,207	$ 14,339	$ 14,210	$ 14,506	$ 14,690	$ 14,519	$ 14,085	$ 13,809	$ 14,638	$ 15,249	$ 15,281	$ 15,406	$ 15,672	$ 15,234	$ 15,628	$ 15,824	$ 16,165	$ 16,448	$ 16,688	$ 16,344	$ 16,726	$ 16,407	$ 16,681	$ 16,839	$ 16,576	$ 16,654	$ 16,947	$ 17,366	$ 17,425	$ 17,725	$ 18,032	$ 18,219	$ 18,312	$ 18,353	$ 18,532